INVENTORIES (Schedule of inventory) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 22,953	$ 17,511
Service inventory	19,838	16,860
Work in process	19,125	16,364
Finished goods	16,749	10,999
Inventories	78,665	61,734
Write-offs	$ 5,126	$ 5,664	$ 4,435